Supplemental cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in non-cash working capital:
Trade and other receivables	$ (37,033)	$ 4,747
Inventories	(23,136)	(28,094)
Prepaid expenses	(5,702)	(1,286)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	103,601	14,577
Decrease (increase) in non-cash working capital	37,730	(10,056)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(89,445)	(65,850)
These changes relate to the following activities:
Operating	(49,368)	(87,644)
Financing	0	0
Investing	(2,347)	11,738
Changes in non-cash working capital	$ (51,715)	$ (75,906)